Material related party transactions - Summary of name and relationship with related parties (Details)	12 Months Ended
Dec. 31, 2025
Dr. Tony Xu Han | Founder, Chairman, Executive Director and CEO
Material related party transactions
Description of nature of related party relationship	Founder, Chairman, Executive Director and CEO
Mr. Yan Li | Co-founder, Executive Director and Chief Technology Officer
Material related party transactions
Description of nature of related party relationship	Co-founder, Executive Director and Chief Technology Officer
Mr. Hua Zhong | Senior Vice President
Material related party transactions
Description of nature of related party relationship	Senior Vice President
Ms. Jennifer Xuan Li | Chief Financial Officer and Head of International
Material related party transactions
Description of nature of related party relationship	Chief Financial Officer and Head of International
Mr. Qingxiong Yang | Vice President
Material related party transactions
Description of nature of related party relationship	Vice President
Mr. Jean-Franois Salles | Non-Executive Director
Material related party transactions
Description of nature of related party relationship	Non-Executive Director
Mr. Kazuriho Doi | Non-Executive Director
Material related party transactions
Description of nature of related party relationship	Non-Executive Director
Mr. David Tong Zhang | Independent Director
Material related party transactions
Description of nature of related party relationship	Independent Director
Ms. Huiping Yan | Independent Director
Material related party transactions
Description of nature of related party relationship	Independent Director
Tony FanCheong Chan. | Independent Director
Material related party transactions
Description of nature of related party relationship	Independent Director
Mr. Grgoire de Franqueville | Former Non-Executive Director
Material related party transactions
Description of nature of related party relationship	Former Non-Executive Director
Mr. Takao Asami | Former Non-Executive Director
Material related party transactions
Description of nature of related party relationship	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd | Affiliate of a shareholder
Material related party transactions
Description of nature of related party relationship	Affiliates of a shareholder
Zhengzhou Yutong Bus Co., Ltd | Affiliate of a shareholder
Material related party transactions
Description of nature of related party relationship	Affiliates of a shareholder prior to January 1, 2025, when the shareholder had significant influence over the Company
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively "Yuji affiliates") | Entity controlled by a close family member of Dr. Tony Xu Han
Material related party transactions
Description of nature of related party relationship	Entity controlled by a close family member of Dr. Tony Xu Han